Cash and cash equivalents and short-term investments - Short-Term Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Short Term Investments [Line Items]
Cash and cash equivalents	€ 7,004.7	€ 7,268.3
Short-term investments	5.4	107.7
Deposits with financial institutions, governments and government-related bodies
Short Term Investments [Line Items]
Cash and cash equivalents	1,348.7	2,548.1
Bank accounts
Short Term Investments [Line Items]
Cash and cash equivalents	2,488.6	1,523.5
Fair value, recurring
Short Term Investments [Line Items]
Investments in money market funds	3,167.4	3,196.7
Short-term investments	€ 5.4	€ 107.7